Leases - Summary Of Components Of Lease Expense (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Leases [Abstract]
Operating lease costs	$ 1,492,508
Variable lease costs	4,171
Short-term lease costs	106,831
Total lease costs	$ 1,603,510